COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2014 employee	Feb. 28, 2014 operation	Dec. 31, 2016 USD ($)	Dec. 26, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Estimated costs to complete future remediation efforts			$ 3.6	$ 3.5
Approximate identification and removal of contaminants costs			0.3
Loss contingency, Number of operations served with a federal grand jury subpoena | operation		1
Loss contingency, number of employees terminated | employee	2
Surety Bonds and Letters of Credit [Abstract]
Payment and performance bonds outstanding			6.1
Completed projects still under warranty			0.3
Outstanding letters of credit			25.5	$ 25.4
Irrevocable letters of credit in favor of our insurers outstanding			15.7
Irrevocable letters of credit in favor of our industrial development revenue bonds outstanding			9.8
Capital Addition Purchase Commitments
Long-term Purchase Commitment [Line Items]
Outstanding purchase commitments on capital projects			$ 10.1